Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment and corporate information
Revenue from contracts with customers	€ 4,353,700	€ 4,492,328	€ 8,673,118	€ 8,934,765
Revenue from insurance contracts	393,121	323,764	776,051	570,627
Revenue from lease contracts	19,617	9,184	41,791	24,102
Revenue	4,766,438	4,825,276	9,490,960	9,529,494
Operating income (loss)	424,789	356,627	670,802	617,564
Interest	(85,331)	(80,543)	(173,518)	(163,115)
Income before income taxes	339,458	276,084	497,284	454,449
Depreciation and amortization	(383,762)	(406,064)	(771,497)	(817,669)
Impairment loss	(3,257)	(28,127)	(127,965)	(54,336)
Income (loss) from equity method investees	32,639	48,270	61,482	75,784
Total assets	33,896,204	34,960,138	33,896,204	34,960,138	€ 33,929,808
thereof investment in equity method investees	647,964	696,388	647,964	696,388	€ 642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets	300,612	315,717	585,650	626,304
Health care services
Segment and corporate information
Revenue from contracts with customers	3,329,017	3,504,864	6,694,351	6,970,732
Revenue from insurance contracts	393,121	323,764	776,051	570,627
Revenue	3,722,138	3,828,628	7,470,402	7,541,359
Health care products
Segment and corporate information
Revenue from contracts with customers	1,024,683	987,464	1,978,767	1,964,033
Revenue from lease contracts	19,617	9,184	41,791	24,102
Revenue	1,044,300	996,648	2,020,558	1,988,135
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,353,700	4,492,328	8,673,118	8,934,765
Revenue from insurance contracts	393,121	323,764	776,051	570,627
Revenue from lease contracts	19,617	9,184	41,791	24,102
Revenue	4,766,438	4,825,276	9,490,960	9,529,494
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers	3,329,017	3,504,864	6,694,351	6,970,732
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers	1,024,683	987,464	1,978,767	1,964,033
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,378,179	3,548,778	6,783,403	7,057,462
Revenue from insurance contracts	393,121	323,764	776,051	570,627
Revenue	3,771,300	3,872,542	7,559,454	7,628,089
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers	3,329,017	3,504,864	6,694,351	6,970,732
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers	49,162	43,914	89,052	86,730
Care Enablement
Segment and corporate information
Revenue from contracts with customers	975,521	943,550	1,889,715	1,877,303
Revenue from lease contracts	19,617	9,184	41,791	24,102
Revenue	995,138	952,734	1,931,506	1,901,405
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers	975,521	943,550	1,889,715	1,877,303
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,134,670	5,197,282	10,219,882	10,263,358
Operating income (loss)	399,934	385,790	658,698	645,800
Depreciation and amortization	(376,956)	(398,464)	(756,975)	(801,728)
Impairment loss	(3,257)	(28,127)	(127,965)	(54,336)
Income (loss) from equity method investees	32,639	48,270	61,482	75,784
Total assets	61,621,116	55,793,608	61,621,116	55,793,608
thereof investment in equity method investees	647,964	696,388	647,964	696,388
Additions of property, plant and equipment, intangible assets and right-of-use assets	312,176	304,936	586,972	602,711
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,771,300	3,872,542	7,559,454	7,628,089
Operating income (loss)	332,200	384,254	520,749	668,739
Depreciation and amortization	(262,600)	(283,026)	(527,254)	(571,255)
Impairment loss	11,412	(20,189)	(112,249)	(22,105)
Income (loss) from equity method investees	32,639	45,550	61,482	71,651
Total assets	46,098,375	40,909,915	46,098,375	40,909,915
thereof investment in equity method investees	647,964	360,550	647,964	360,550
Additions of property, plant and equipment, intangible assets and right-of-use assets	217,385	197,342	406,335	385,828
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,363,370	1,324,740	2,660,428	2,635,269
Operating income (loss)	67,734	1,536	137,949	(22,939)
Depreciation and amortization	(114,356)	(115,438)	(229,721)	(230,473)
Impairment loss	(14,669)	(7,938)	(15,716)	(32,231)
Income (loss) from equity method investees		2,720		4,133
Total assets	15,522,741	14,883,693	15,522,741	14,883,693
thereof investment in equity method investees		335,838		335,838
Additions of property, plant and equipment, intangible assets and right-of-use assets	94,791	107,594	180,637	216,883
Operating Segments | Corporate
Segment and corporate information
Operating income (loss)	30,168	(25,283)	16,579	(15,104)
Depreciation and amortization	(17,973)	(17,466)	(36,021)	(35,523)
Total assets	12,454,399	9,243,911	12,454,399	9,243,911
Additions of property, plant and equipment, intangible assets and right-of-use assets	5,707	10,781	26,127	23,593
Inter-segment
Segment and corporate information
Revenue	(368,232)	(372,006)	(728,922)	(733,864)
Operating income (loss)	(5,313)	(3,880)	(4,475)	(13,132)
Depreciation and amortization	11,167	9,866	21,499	19,582
Total assets	(40,179,311)	(30,077,381)	(40,179,311)	(30,077,381)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(17,271)		(27,449)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(368,232)	(372,006)	(728,922)	(733,864)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (368,232)	€ (372,006)	€ (728,922)	€ (733,864)